SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
12. SUBSEQUENT EVENTS

12. SUBSEQUENT EVENTS

On October 12, 2021 and November 2, 2021 the company issued a total of 7,408,200 options to purchase our common stock at an exercise price of $0.45 and $0.57 respectively. These options vest over three years and have a life of 10 years. The Company will record the applicable stock-based compensation expense ratably over the vesting period of the options beginning in the fourth quarter of 2021.

14. SUBSEQUENT EVENT

On January 1, 2021, Iconic Brands, Inc. extended a Lease Agreement with Day Kay International (an entity controlled by Richard DeCicco) for the lease of the Company’s office and warehouse space in North Amityville New York (see Note 13g. above). The agreement has a term of three years from January 1, 2021 to January 1, 2024 and provides for monthly rent of $4,893.

On February 24, 2021, the Small Business Administration forgave the $28,458 loan payable of United Spirits Inc. See Note 9. Above.

On March 29, 2021 we issued 401,670 shares of  restricted common stock to a supplier of services to the Company.